Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.04%(a)
Alabama–1.77%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$20	$19,065
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,538,251
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,010	1,098,740
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	1,002,580
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,510,151
Series 2024 A, RB	5.00%	11/01/2035	1,675	1,775,875
Series 2025 A, RB(b)	5.00%	06/01/2035	1,105	1,154,873
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,510,315
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	862,299
				10,472,149
Alaska–0.50%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,631,772
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	353,198
				2,984,970
Arizona–2.26%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,187,655
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	248,050
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS - BAM)(e)(f)	5.00%	07/01/2046	3,025	3,172,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,161,998
Series 2017, Ref. RB	5.00%	11/15/2045	980	734,043
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	680,696
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	525,112
Series 2021, RB(c)	4.00%	07/01/2051	875	715,666
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	322,803
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,099,775
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,370	3,560,874
				13,408,672
California–22.97%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,010	2,209,959
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	2,675	1,875,390
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,678,362
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,577,199
California (State of); Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,680	1,309,597
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,050	1,129,854
Series 2024, RB(b)	5.00%	04/01/2032	1,475	1,580,237
Series 2024, RB(b)	5.00%	10/01/2032	1,260	1,339,327
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	1,018,853
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,017
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	322,844
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,689,864
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,516
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,959	4,001,492
Series 2023-1, RB	4.38%	09/20/2036	820	848,710
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	6,700	7,077,550
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,300	3,485,958
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	2,000	2,012,198
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,655)(c)(i)	5.00%	08/01/2039	250	188,144
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	470	470,475
Series 2012, RB(c)(d)	5.00%	07/01/2030	190	190,192
Series 2012, RB(c)(d)	5.00%	07/01/2037	1,990	1,990,919
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,325	2,325,010
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	995,101
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	6,395	6,933,891
California Health Facilities Financing Authority; Series 2025, RB(f)(j)	5.00%	08/15/2051	4,375	4,624,876
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,360	1,231,650
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	634,095
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	996,750
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	482,580
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	2,628,439
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	1,672,104
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,558,668
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,623,603
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,245	241,646
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(d)	4.00%	05/15/2042	555	537,182
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	2,095	2,285,783
Series 2025, RB(f)	5.25%	12/01/2054	780	845,711
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,665	1,273,563
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	300	220,262
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,350	3,001,122
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	660	698,982
Series 2009 B, RB	6.50%	11/01/2039	585	720,419
Municipal Improvement Corp. of Los Angeles; Series 2025, RB	5.50%	05/01/2055	2,125	2,309,790
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,232,573
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	3,825	2,925,752
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	4,120	3,024,927
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	300	210,324
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,785	1,192,858
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,301,110
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,238,450
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,430	5,086,472
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,693,695
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(e)	4.00%	08/01/2048	1,230	1,186,299
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	$2,060	$1,949,552
San Diego County Regional Airport Authority; Series 2025, RB(d)(f)	5.00%	07/01/2048	2,525	2,613,391
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(d)	5.00%	05/01/2038	675	704,500
Series 2021 A, Ref. RB(d)	5.00%	05/01/2036	610	658,698
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	1,600	1,421,321
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,266,736
State of California; Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,370	3,604,218
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,010,581
				136,179,341
Colorado–6.00%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	2,390	2,334,072
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	500,811
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	813,835
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	950,274
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,672,276
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	662,379
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,728,150
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,469,208
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,260	1,380,976
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	484,768
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,317,578
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,710	1,738,402
Series 2025, RB(d)(f)	5.00%	11/15/2047	1,985	2,039,542
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	408,898
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	714,202
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,995	1,999,724
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	679	601,987
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	723	750,310
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	504,595
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(e)	5.50%	12/01/2055	1,000	1,048,196
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	418,159
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,255	1,266,470
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,422
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	845	867,996
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	325	324,260
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,370	1,382,113
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,162
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,240	1,240,504
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	380,611
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,070	1,585,599
				35,594,479
District of Columbia–3.50%
District of Columbia; Series 2022, RB(f)	5.00%	10/01/2044	5,805	5,994,735
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	291,591
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,088,860
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,484,650
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority;
Series 2025, RB(f)(j)	5.25%	07/15/2053	$7,185	$7,540,752
Series 2025, RB(f)(j)	5.25%	07/15/2055	2,200	2,327,738
				20,728,326
Florida–10.61%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	790,428
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	445,847
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	755	670,183
Series 2022 A, RB	4.00%	10/01/2047	4,110	3,931,298
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,239,430
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,595	1,736,857
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,203,732
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,385	2,486,559
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,500	2,529,815
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,201,107
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	750	243,750
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.00%	07/01/2044	1,830	1,819,697
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2053	3,655	3,650,142
Series 2024, Ref. RB(d)	5.50%	07/01/2053	850	705,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,525	2,731,978
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	510	511,211
Series 2019 A, RB(d)	4.00%	10/01/2044	1,000	926,488
Series 2024, RB(d)	5.25%	10/01/2048	1,675	1,755,618
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,525	2,549,353
Hillsborough County Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,355	3,605,317
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,675	1,798,943
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	705	710,499
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	274,799
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,005,022
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,844,852
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,300	1,330,027
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	840	852,696
Series 2025 A, RB(d)	5.50%	10/01/2055	445	469,173
Series 2025, RB(f)	5.00%	07/01/2052	2,320	2,416,878
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,525	2,334,505
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	985	885,844
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(e)	5.00%	07/01/2035	3,415	3,418,178
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,675	1,754,267
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	1,000	383,327
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	449,256
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	150,746
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	108,363
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	82,997
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	835	853,803
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,345	1,203,812
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	752,627
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,320,833
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	$5,669	$1,731,902
				62,867,659
Georgia–2.05%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,380	3,269,995
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,141,207
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,259,882
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,260,674
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,867,349
Series 2024 B, RB(b)	5.00%	03/01/2032	1,685	1,820,255
Series 2024 E, RB(b)	5.00%	12/01/2032	1,400	1,511,480
				12,130,842
Hawaii–1.34%
Hawaii (State of);
Series 2013, COP(d)	5.00%	08/01/2028	1,775	1,776,651
Series 2025, RB(f)	5.50%	07/01/2052	3,830	4,151,607
Series 2025, RB(d)(f)	5.50%	07/01/2054	1,890	2,026,742
				7,955,000
Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,292,687
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	3,480	3,703,923
				4,996,610
Illinois–3.61%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	360	378,338
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,470,156
Series 2024 A, RB(d)	5.50%	01/01/2059	2,115	2,200,312
Series 2025 E, RB(d)	5.50%	01/01/2055	1,700	1,785,528
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	911,350
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	715	724,092
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,751,088
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,874,377
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,189,063
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,111,455
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	360	360,480
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	607,691
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 10/05/2022; Cost $549,300)(i)	5.00%	11/01/2049	670	463,975
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,444,779
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(e)(g)	0.00%	12/15/2029	3,520	3,080,881
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,060	1,061,951
				21,415,516
Indiana–0.60%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	910,821
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	710	639,765
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	240	240,105
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,655	1,766,101
				3,556,792
Iowa–0.33%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	453,956
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	$1,265	$1,265,024
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	256,157
				1,975,137
Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	866,574
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	975,606
				1,842,180
Kentucky–1.44%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	665	634,202
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,111,037
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,916,266
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,245,336
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	885,146
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,685	1,828,817
Series 2025 B, RB	5.00%	12/01/2033	850	889,763
				8,510,567
Louisiana–0.86%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	705	641,559
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.50%	09/01/2059	2,615	2,673,195
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,675	1,801,578
				5,116,332
Maryland–0.94%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,404,995
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	843,984
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,015	1,071,657
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(d)	5.25%	06/30/2055	1,420	1,413,760
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	694,019
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	165,047
				5,593,462
Massachusetts–2.40%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	7,550	7,779,333
Series 2024, RB(f)	5.00%	06/01/2053	5,155	5,367,864
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(d)	5.00%	07/01/2046	1,055	1,076,625
				14,223,822
Michigan–4.00%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	270	268,803
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	257,870
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	2,008,153
Lansing (City of), MI; Series 2024, RB(f)	5.25%	07/01/2054	3,645	3,908,808
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,560	4,968,608
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	295	297,732
Series 2020, Ref. RB	5.00%	06/01/2045	490	454,522
Michigan (State of) Housing Development Authority; Series 2025, RB(f)	5.10%	10/01/2053	1,950	1,998,753
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	2,025	2,023,608
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan State Housing Development Authority;
Series 2025, RB(f)	5.10%	06/01/2056	$2,980	$3,027,097
Series 2025, RB(f)	5.40%	10/01/2060	3,125	3,235,851
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	385	85,855
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB(d)	5.75%	12/01/2050	1,065	1,170,431
				23,706,091
Minnesota–0.49%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	361,682
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	596,086
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,560	1,622,426
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	312,747
				2,892,941
Mississippi–0.27%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	840	874,776
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	721,348
				1,596,124
Missouri–2.24%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	983,736
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	4,700	4,744,665
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	1,005	1,013,746
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	420,660
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	329,389
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,998,600
Series 2013 A, RB	5.50%	09/01/2033	1,160	1,160,337
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,848,863
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	771,469
				13,271,465
Nebraska–1.27%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	4,020,545
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	884,011
Omaha Public Power District; Series 2025, RB(f)(j)	5.25%	02/01/2053	2,495	2,637,985
				7,542,541
Nevada–1.25%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	5,295	5,523,818
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,185	1,270,206
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(d)	12.00%	11/02/2026	725	616,250
				7,410,274
New Hampshire–0.50%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	290	295,655
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,594	1,622,761
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,045,023
				2,963,439
New Jersey–4.43%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	150	150,196
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	$2,250	$2,252,054
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,424,479
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	14,305	13,896,215
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,300	1,407,887
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,881,591
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,680,438
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,630	1,584,948
				26,277,808
New York–18.39%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(l)	5.25%	12/31/2033	500	504,549
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	1,540	1,541,349
Empire State Development Corp; Series 2025, RB(f)	5.00%	03/15/2050	3,780	3,908,100
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,073,348
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,379,090
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	2,340	2,040,447
New York (City of), NY;
Series 2025, RB(f)	5.25%	04/01/2047	1,500	1,577,684
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,501,067
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,475,532
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(m)	1.25%	06/15/2043	1,725	1,725,000
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,541,284
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(m)	1.40%	08/01/2042	2,000	2,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	860	821,308
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,337,593
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,665,653
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	2,900	3,107,267
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	2,455	2,699,812
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,342,157
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,040	1,134,495
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	340	365,584
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,175	3,813,159
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,378,317
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,625	2,396,086
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,346,611
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	223,591
Series 2010 A, RB(c)	6.25%	06/01/2041	1,277	1,232,833
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,545,154
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,050,797
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,095,023
New York State Dormitory Authority; Series 2025, RB(f)	5.50%	03/15/2053	3,735	4,062,109
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,675	1,580,102
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	350	350,091
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,340	1,340,659
Series 2020, Ref. RB(d)	5.25%	08/01/2031	410	425,317
Series 2020, Ref. RB(d)	5.38%	08/01/2036	960	1,003,156
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	$2,075	$2,128,883
Series 2018, RB(d)	5.00%	01/01/2034	1,295	1,323,457
Series 2018, RB(d)	5.00%	01/01/2036	1,240	1,260,730
Series 2020, RB(d)	4.38%	10/01/2045	1,160	1,094,479
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	2,160	2,167,717
Series 2024, RB(d)	5.50%	06/30/2054	1,560	1,583,167
Series 2024, RB(d)	5.50%	06/30/2060	1,610	1,631,895
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(d)(e)	5.50%	06/30/2059	1,690	1,773,639
Series 2025, RB(d)	6.00%	06/30/2059	1,690	1,797,065
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	3,055	3,047,480
Series 2016 A, RB(d)	5.25%	01/01/2050	1,660	1,659,983
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	65	66,445
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,265	1,339,455
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,435	1,454,089
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,730	2,988,626
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	770,538
Series 2025, RB(f)	5.25%	05/15/2062	5,270	5,497,555
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	505	544,532
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,290,290
				109,004,349
North Carolina–0.17%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2052	3,500	993,400
North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,103,865
Series 2017 C, RB	5.00%	06/01/2053	895	839,293
				1,943,158
Ohio–6.08%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,601,602
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,300	7,001,282
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2026	3,545	3,438,347
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2028	3,845	3,486,977
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2038	2,800	1,584,404
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	480	484,346
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,820	2,998,152
County of Franklin OH; Series 2025, RB(f)	5.25%	11/01/2055	2,045	2,163,219
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,805	1,767,652
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,759,658
Series 2017, Ref. RB	5.50%	02/15/2057	795	789,155
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2054	980	1,017,058
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,498,126
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,365,570
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,159,380)(c)(i)(n)	6.00%	04/01/2038	1,183	14,784
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	$920	$914,855
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,155,232
				36,040,419
Oklahoma–1.23%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,790,712
Oklahoma (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	840	903,430
Oklahoma Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,500	1,613,268
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	335	335,252
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	635	635,448
				7,278,110
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	788	798,962
Oregon–0.34%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	496,580
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,430	1,505,111
				2,001,691
Pennsylvania–2.79%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	777,030
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,388,638
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	510	515,503
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	2,015	2,049,584
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	1,005	1,022,990
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	486,709
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,588,628
Series 2021 A, RB	4.00%	12/01/2050	925	843,145
Pennsylvania Turnpike Commission; Series 2025, RB(f)	5.25%	12/01/2055	4,250	4,582,818
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,748,122
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	368,480
Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,205	1,182,205
				16,553,852
Puerto Rico–4.93%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,080	2,108,551
Series 2002, RB	5.63%	05/15/2043	1,825	1,855,096
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	1,148,962
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	307,501
Series 2008 A, RB(g)	0.00%	05/15/2057	20,785	992,916
Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	1,140,306
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,196,914
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,251,640
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	942,194
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	559,445
Subseries 2022, RN(g)	0.00%	11/01/2043	111	71,234
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	$850	$832,308
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2029	1,900	1,915,584
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,365	1,392,194
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,245,300
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,606,766
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,320	2,837,101
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,905	2,717,708
Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,384,210
Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,897,284
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,029,027
Series 2019 A-2, RB	4.78%	07/01/2058	840	793,019
				29,225,260
Rhode Island–0.49%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	700,408
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,176,943
				2,877,351
South Carolina–1.58%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,095,435
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,153,460
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	505	537,912
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,801,315
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,685	1,772,695
				9,360,817
South Dakota–0.74%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,037,579
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,265	1,265,360
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,103,237
				4,406,176
Tennessee–2.90%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,880	1,960,892
City of Memphis TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	1,475	1,550,951
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,837,455
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,970,971
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,925	3,254,595
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	2,930,551
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2054	950	958,506
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,701,497
				17,165,418
Texas–19.37%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,324,852
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,170	1,215,893
Austin Community College District; Series 2025, GO Bonds(f)	5.25%	08/01/2055	2,490	2,649,122
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,089,447
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,239,740
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	510	534,683
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	$1,010	$973,704
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,629,722
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(d)	5.50%	11/01/2050	1,535	1,643,262
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,027,011
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,867,760
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,790	1,680,796
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,430	1,352,529
Harris (County of), TX; Series 2025, RB(f)(j)	5.25%	08/15/2054	3,740	3,978,974
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,725	1,799,346
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,420	1,536,998
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	585	532,615
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	514,285
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	3,975	3,885,483
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	5,015	4,749,431
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,319,157
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,860	1,994,616
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	1,960	1,965,796
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(f)	5.50%	08/15/2049	3,370	3,672,359
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	530,694
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,375,831
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(e)	5.00%	04/01/2046	510	510,019
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,436,750
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	951,579
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,550,816
Series 2020, RB	5.25%	10/01/2055	2,265	2,089,758
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	16,400	15,417,852
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,725	2,484,187
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,550	3,040,134
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	845	917,942
Series 2025, RB(f)	5.25%	02/01/2046	1,300	1,376,461
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	2,265	2,267,521
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	2,475	2,477,284
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,695,895
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,123,837
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,883,710
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB(n)	6.38%	02/15/2048	1,785	1,410,150
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	81,717
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,229
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,581
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2037	1,250	755,608
Series 2019, RB(g)	0.00%	08/01/2039	1,400	753,926
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	6,800	6,475,846
Series 2002, RB(g)(h)	0.00%	08/15/2027	200	190,335
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,487,695
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	$1,000	$1,043,038
Texas Transportation Finance Corp; Series 2025, RB(f)	5.50%	10/01/2055	2,765	3,028,801
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,973
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,365	3,108,974
				114,803,724
Utah–2.44%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	412,823
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(j)	5.50%	06/01/2050	1,900	2,061,979
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	418,998
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	840	857,218
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,042,448
Series 2023 A, RB(d)	5.50%	07/01/2053	2,900	3,040,999
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,882,279
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	5.00%	01/01/2054	4,660	4,778,018
				14,494,762
Virginia–2.34%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,932,144
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2048	1,305	1,374,967
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	505	501,830
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	5.00%	01/01/2037	4,145	4,389,572
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	1,400	1,407,852
Series 2022, Ref. RB(d)	5.00%	12/31/2057	790	790,937
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	1,155	1,128,758
Series 2017, RB(d)	5.00%	12/31/2056	2,420	2,331,547
				13,857,607
Washington–3.98%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	910	983,788
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,182,646
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,653,632
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(e)(g)	0.00%	12/01/2029	5,100	4,576,237
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	840	888,633
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,453,911
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,315	2,472,020
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	656,700
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	840	848,835
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	408,259
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	328,024
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,159	1,125,944
				23,578,629
West Virginia–0.43%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	825	868,315
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,675,544
				2,543,859
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–5.60%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	$6,520	$1,993,412
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	19,890	3,660,858
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,702,433
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,492,022
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,430,745
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,342,173
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,009,147
Wisconsin (State of) Public Finance Authority;
Series 2022, RB(c)	6.00%	06/01/2062	780	758,732
Series 2025, RB(d)	5.75%	12/31/2065	855	887,527
Series 2025, RB(d)	6.50%	12/31/2065	2,530	2,799,887
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	900	693,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	413,376
Series 2022 A, RB(c)	6.13%	02/01/2050	455	447,267
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	647,244
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	288,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,695,853
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,674,246
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	964	965,857
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	815,637
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,461,497
				33,178,913
Total Municipal Obligations (Cost $881,188,926)				895,318,996
			Shares
Exchange-Traded Funds–0.25%
Invesco Intermediate Municipal ETF(o)			7,098	367,179
Invesco Rochester High Yield Municipal ETF(o)			22,124	1,124,886
Total Exchange-Traded Funds (Cost $1,490,436)				1,492,065

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(p)			6,030	0
TOTAL INVESTMENTS IN SECURITIES(q)–151.29% (Cost $882,679,362)				896,811,061
FLOATING RATE NOTE OBLIGATIONS–(23.07)%
Notes with interest and fee rates ranging from 3.34% to 3.57% at 11/30/2025 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(r)				(136,770,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.35)%				(168,064,577)
OTHER ASSETS LESS LIABILITIES–0.13%				799,078
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$592,775,562
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $45,877,547, which represented 7.74% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Restricted security. The aggregate value of these securities at November 30, 2025 was $666,903, which represented less than 1% of the Trust’s Net Assets.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,417,370. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(n)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,424,934, which represented less than 1% of the Trust’s Net Assets.

(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$364,127	$-	$3,052	$-	$367,179	$3,131
Invesco Rochester High Yield Municipal ETF	802,865	333,648	-	(11,627)	-	1,124,886	33,399
Total	$802,865	$697,775	$-	$(8,575)	$-	$1,492,065	$36,530

(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	11.77%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $194,082,834 are held by TOB Trusts and serve as collateral for the $136,770,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$895,318,996	$—	$895,318,996
Exchange-Traded Funds	1,492,065	—	—	1,492,065
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments	$1,492,065	$895,318,996	$—	$896,811,061
Invesco Value Municipal Income Trust